Revenue and other operating income	6 Months Ended
Jun. 30, 2025
Revenue and other operating income
Revenue and other operating income

7.Revenue and other operating income

The following table summarizes revenue from contracts with customers for the three and six months ended June 30, 2025 and 2024:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
In-game purchases	206,672	197,807	114,438	99,190
Advertising	10,253	14,948	5,470	6,634
Licensing	9	—	3	—
Total	216,934	212,755	119,911	105,824

The following table sets forth revenue disaggregated based on geographical location of our paying users:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
US	73,801	72,277	40,392	36,740
Europe	68,932	61,740	38,502	30,998
Asia	42,722	47,572	23,243	22,660
Other	31,479	31,166	17,774	15,426
Total	216,934	212,755	119,911	105,824

93% of the Group’s total revenues for the six months ended June 30, 2025 was generated by Hero Wars game title (90% - for the six months ended June 30, 2024). Of our total revenues for the six months ended June 30, 2025 147,046 is revenue recognized over a period of time (158,862 – for the six months ended June 30, 2024) and remaining revenue concerns revenue recognized at a point in time (Note 25). During the six months ended June 30, 2025 and 2024 no individual end customer accounted for more than 10% of our revenues.

The other operating income mainly consists of grant received by Nexters Studio Armenia from the Ministry of Digitalization associated with the personal income tax benefit applicable to our employees in the amounts of 318 and 565 for the six months ended June 30, 2025 and 2024.